SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2020
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

5.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

The following items are included in selling, general and administrative expenses:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Operating lease charges	12,301	1,858	2,685
Auditor’s remuneration:
- Audit services	94	70	73
- Others	9	6	8
Impairment losses:
- Trade accounts receivable	6	1,283	2,105
- Other receivables	8	(2)	(25)